ORDINARY SHARES (Details Narrative)									12 Months Ended
	Feb. 06, 2025	Nov. 29, 2024 $ / shares shares	Aug. 26, 2022 shares	Aug. 12, 2022 shares	Aug. 10, 2022 USD ($) shares	Aug. 04, 2022 $ / shares shares	Aug. 04, 2022 USD ($) $ / shares	Aug. 04, 2022 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2023 $ / shares shares	May 10, 2016 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Non voting ordinary shares		600,000,000							600,000,000				600,000,000	30,000,000
Authorized number of ordinary shares | $ / shares														$ 0.0001
Issuance of public offering			256,099	256,099
Proceeds from Issuance Initial Public Offering							$ 20,000,000	$ 156,030,000				$ 140,537,759
Payments for Underwriting Expense							1,985,803	15,492,241
Proceeds from Issuance or Sale of Equity							$ 18,014,197	$ 140,537,759
Common stock, no par value | (per share)		$ 0
Common stock voting rights		Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Business combination description of shares	the Company effected a share combination of its shares at a ratio of four (4) shares into one (1). The number of outstanding Class A ordinary shares were reduced from 16,256,099 Class A ordinary shares to 4,064,026 Class A ordinary shares and the number of outstanding Class B Ordinary Shares were reduced from 4,000,000 to 1,000,000 Class B ordinary shares.
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Non voting ordinary shares		280,000,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Non voting ordinary shares		20,000,000
Non Voting Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Non voting ordinary shares		300,000,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of public offering					5,000,000	5,000,000
Proceeds from Issuance Initial Public Offering | $					$ 20,000,000
Underwriting Agreement [Member] | Network 1 Financial Securities Inc And Alexander Capital LP [Member] | IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of public offering						5,000,000
Issuance of public offering | $ / shares						$ 4.00	$ 4.00